POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2020
POST-EMPLOYMENT BENEFITS
POST-EMPLOYMENT BENEFITS

NOTE 31 - POST-EMPLOYMENT BENEFITS

Eletrobras Companies sponsor pension plans for its employees, as well as health care plans and post-employment life insurance in certain cases. These benefits are classified as Defined Benefits (BD) and Defined Contribution (CD).

Due to the decentralized structure of Eletrobras Companies, each segment sponsors its own employee benefits package. In general, Eletrobras Companies offer their current and future retirees and their dependents benefits such as social security, health care and post-employment life insurance, as shown in the following table:

Types of post-employment benefits sponsored by Eletrobras companies
	Social secutiry plans			Other post-employment benefits
Company	BD Plan	Balanced Plan	CD Plan	Life insurance	Health Plan
Eletrobras	X		X		X
CGT Eletrosul	X		X		X
Chesf	X	X	X
Eletronorte	X		X	X	X
Amazonas GT	X		X		X
Eletronuclear	X		X		X
Furnas	X		X	X	X

The pension benefit plan normally exposes the Group to actuarial risks, such as investment risk, interest rate risk, longevity risk and salary risk.

•

Investment risk: The present value of the liability of the defined benefit pension plan is calculated using a discount rate determined by virtue of the remuneration of high quality private bonds; if the return on the plan's assets is below this rate, there will be a deficit in the plan. Currently, the plan has a relatively balanced investment in stocks, debt instruments and real estate. Due to the long-term nature of the plan's liabilities, the board of the pension fund considers appropriate that a reasonable portion of the plan's assets should be invested in shares and real estate to leverage the return generated by the fund;

•

Interest rate risk: A reduction in the interest rate on the securities will increase the plan's liabilities. However, this will be partially offset by an increase in the return on the plan's debt securities;

•

Longevity risk: The present value of the liability of the defined benefit plan is calculated by referencing the best estimate of the plans participants mortality after their stay at work. An increase in life expectancy of plan participants will increase the plan's liabilities; and

•

Salary risk: The present value of the defined benefit plan liability is calculated by referencing the future salaries of the plan participants. Therefore, an increase in wages of the plan participants will increase the plan liabilities.

The tables below show the conciliation of the present value of the defined benefit obligations and the fair value of the assets with the amounts recorded in the balance sheet for social security benefits and for other post-employment benefits. The consolidated results of Eletrobras Companies are shown below.

Post-employment benefit obligations - amounts recognized in the balance sheet:

	2020	2019
Social security plan benefits	6,791,370	4,791,681
Health and life insurance plans	225,471	196,180
Total post-employment benefit liabilities	7,016,841	4,987,861

Current	192,209	161,773
Non-current	6,824,632	4,826,088
	7,016,841	4,987,861

The increase presented in 2020 is mainly due to the revaluation of the benefits plan of the Chesf subsidiary, which has defined complementary benefits for a certain group of employees, calculated based on variable remuneration and indexed by the IGP-M, which suffered a strong variation in that year . Such revision generated recalculations in the amounts of previous years and, therefore, effects are being presented retroactively.

a)Conciliation of pension plan liabilities and other benefits

Social security defined benefit plans - Amounts recognized in the balance sheet and income statement for the year:

	2020	2019
Present value of actuarial obligations partially or totally hedged	37,523,363	33,303,765
Fair value of plan assets	(31,394,339)	(29,687,699)
Asset ceiling	662,346	1,175,615
Net Liabilities/(Assets)	6,791,370	4,791,681

Net current service cost	80,782	57,143
Net interest cost	323,488	229,058
Actuarial expense/(revenue) recognized in the fiscal year	404,270	286,201

Other post-employment benefits - Amounts recognized in the balance sheet and income statement for the year:

	2020	2019
Present value of actuarial obligations partially or totally hedged	225,471	196,181
Net Liabilities/(Assets)	225,471	196,181

Current service cost	3,679	7,253
Net interest cost	9,651	15,546
Actuarial expense/(revenue) recognized in the year	13,330	22,799

b)Disclosure of Defined Pension Benefits

Consolidated results of defined pension benefits - reconciliation of the present value of defined benefit obligations

Defined pension benefit plans - Change in present value of actuarial obligations:

	2020	2019
Value of actuarial obligations at the beginning of the year	33,303,765	27,489,553
Current service cost	80,782	57,143
Interest on actuarial obligation	2,275,724	2,318,604
Benefits paid in the year	(2,310,773)	(2,421,730)
Standart Participant Contributions	38,280	30,756
Loss on actuarial obligations arising from remeasurement	4,135,585	5,829,439
Actuarial losses arising from changes in financial assumptions	3,491,997	7,487,140
Actuarial losses/(gains) arising from experience adjustments	643,588	(1,657,701)
Present value of actuarial obligations at the end of the year	37,523,363	33,303,765

Consolidated results of defined social security benefits - reconciliation of the fair value of plan assets

Defined pension benefit plans - Changes and composition of the fair value of assets:

	2020	2019
Fair value of assets at the beginning of the year	29,687,699	25,819,845
Benefits paid during the year	(2,310,773)	(2,421,730)
Participant contributions disbursed during the year	38,280	297,175
Employee contributions disbursed during the year	245,127	292,574
Expected return on assets for the year	2,016,536	2,196,777
Gain on plan assets (excluding interest income)	1,717,470	3,503,058
Fair value of assets at the end of the year	31,394,339	29,687,699

Effective return on assets for the year	3,734,006	5,699,835

Consolidated results of defined social security benefits, health plans and life insurance - Amounts recognized in Other Comprehensive Results:

	2020	2019
		(Revised)
Actuarial gains (losses) recognized in OCI in the fiscal year - Social security benefit plans, health plans and life insurance	(2,304,304)	(2,075,470)

c)Disclosure of Other Post-Employment Benefits

Consolidated results of other post-employment benefits - conciliation of present value of defined benefit obligations

Other post-employment benefits - Changes in present value of actuarial obligations:

	2020	2019
Amount of actuarial obligations at the beginning of the year	196,181	246,207
Current service cost	3,679	7,253
Interest on actuarial obligation	9,651	15,546
Benefits paid during the year	(46,586)	(116,930)
Health plan write off	(29,248)	(5,555)
Loss on actuarial obligations arising from remeasurement	91,794	49,660
Actuarial losses arising from changes in demographic assumptions	80,593	69,803
Actuarial losses arising from changes in financial assumptions	743	1,162
Actuarial losses resulting from experience adjustments	10,458	(21,306)
Present value of actuarial obligations at the end of the year	225,471	196,181

d)Actuarial and Economic Assumptions

The actuarial assumptions presented below were used to determine the defined benefit obligation and the expense for the year.

Economic Hypotheses
	2020	2019
Annual effective discount interest rate	2,69% to 3,80%	3,07% to 3,37%
Projection of average wage increase	0,25% to 2,01%	1,00% to 2,00%
Annual average inflation rate	3.27%	3.68%
Expected return on plan assets (i)	3.27%	3.68%

(i) represents the maximum and minimum rates of return on plan assets.

Demographic Assumptions
	2020	2019
Turnover rate	0% pa; Ex-Nucleos 2018; Zero turnover table	0% pa; Ex-Nucleos 2018; Zero turnover table

Table of active and inactive mortality

AT-2000 (segregated by gender) downsized by 10%; AT-2000 (segregated by gender) downsized by 15%; Women’s AT-83 Basic (downsized by 10%); AT-2000 Basic downsized by 5%, segregated by gender; Men’s AT-2000

AT-2000 (segregated by gender) reduced by 10%; AT-2000 (segregated by gender) downsized by 15%; Women’s AT-83; AT-2000 (male); AT- 2000 (segregated by gender) downsized by 10%; AT-2000 Basic downsized by 5%, segregated by gender

Table of mortality of diabled persons	RRB-1983; AT-49 segregated by gender; AT-49 Relieved in 2 years Male; MI-2006 (segregated by gender) downsized by 10%; AT-83 IAM (male)	RRB-1983; AT-49 segregated by gender; AT-49 Relieved in 2 years Male; AT-83 IAM (male); MI- 2006 (segregated by gender) downsized by 10%
table of disability	LIGHT; ALVARO VINDAS (downsized by 50%); Álvaro Vindas; TASA 1927; ALVARO VINDAS (50% off); LIGHT (AVERAGE)	LIGHT; ALVARO VINDAS (downsized by 50%); TASA 1927

The definition of the overall rate of return on the plan's assets considered the market policy of Federal Government bonds, according to criteria recommended by national and international standards, for terms similar to the flow of obligations under the benefits program, in the so-called Duration.concept.

The expected global rate of return corresponds to the weighted average of the expected returns of the various categories of plan assets. Management's assessment of the expected return is based on the historical return trends and market analysts' forecasts for the asset over the life of the respective obligation. The current return on BD plan assets on December 31, 2020 was R$309,967  (R$353,666 in 2019) in the Company and R $ 3,734,006 (R $ 5,699,835 in 2019) in consolidated.

e)Employers' contributions

As of December 31, 2020, the contributions made by the Company for the constitution of mathematical provisions for benefits under the CD Plan reached R$2  (R$293 in 2019) and R $ 2,756 (R $ 3,488 in 2019) in the consolidated.

As of December 31, 2020, the contributions made by the Company, for the constitution of the mathematical provisions for benefits of the BD Plan, reached R$15,236  (R$30,912 in 2019) and R $ 242,370 (R $ 289,086 in 2019) in the consolidated.

The Company expects to contribute R$224,108 to the defined benefit plan during the next year and R $ 2,160,119 to the consolidated.

The weighted average duration of the defined benefit obligation for the Company is 67 years and 64 years for the consolidated.

Analysis of expected maturities of undiscounted benefits from post-employment defined benefit plans for the next 10 years:

Social Security Program	2021	2022	2023	2024	2025	After 2026	Total

As of December 31, 2020	2,160,119	2,116,096	2,084,117	2,033,480	1,989,998	15,854,241	26,238,051

f)The significant actuarial assumptions for determining the obligation of defined benefit plans are: discount rate, expected salary increase and mortality. The sensitivity analysis below was determined based on reasonably possible changes in the respective assumptions that occurred at the end of the reporting period, keeping all other assumptions constant.

•	If the discount rate on the obligation were 1% higher or lower, the defined benefit obligation would have a reduction of R $ 3,700,111 or an increase of R $ 4,308,146, respectively.
•	If the expectation of wage growth on the obligations increased or decreased by 1%, the defined benefit obligation would have increased by R $ 253,585 or reduced by R $ 271,076, respectively.

The sensitivity analysis presented may not be representative of the actual change in the defined benefit obligation, since the change is not likely to occur in isolated assumptions, considering that some of the assumptions may be correlated.

In addition, in the presentation of the sensitivity analysis, the present value of the defined benefit obligation was calculated using the projected credit unit method at the end of the reporting period, which is the same as that applied in the calculation of the defined benefit obligation liability recognized in the balance sheet.

There was no change in relation to previous exercises in the methods and assumptions used in the preparation of the sensitivity analysis.

g)Amounts included in the fair value of plan assets

Asset Category	2020	2019
Assets Immediately Available	1,176	3,854
Realizable Assets	788,598	904,742
Fixed Income Investments	30,197,616	24,240,626
Variable Income Investments	7,570,489	5,972,474
Real Estate Investments	1,019,850	945,036
Structured Investments	1,019,744	600,497
Loans and Financing	867,657	701,401
Others	17,819	31,016
Collective risk benefit fund	22,201	27,514
(-) Funds receivable from sponsor and participant	(9,005,558)	(2,854,987)
(-) Operating liabilities	(146,169)	(84,778)
(-) Contingency liabilities	(247,337)	(248,344)
(-) Investment Funds	(202,366)	(243,479)
(-) Administrative Funds	(387,349)	(241,042)
(-) Social Security Funds	(122,032)	(66,831)
Total Assets	31,394,339	29,687,699

Fair values of equity and debt instruments are determined based on market prices quoted in active markets, while fair values of real estate investments are not based on market prices quoted in active markets.

Accounting policy

Retirement obligations

The company and its subsidiaries sponsor pension plans, which are generally financed by payments to these pension funds, determined by periodic actuarial calculations. The company has defined benefit plans, as well as defined and variable contributions. In defined contribution plans, the company makes fixed contributions to a separate entity. In addition, it has no legal or constructive obligations to make contributions, if the fund does not have sufficient assets to pay, to all employees, the benefits related to services provided in current and previous years linked to this type of plan. A defined benefit plan is different from a defined contribution plan, since, in such defined benefit plans, a retirement benefit amount is established for an employee to receive upon retirement, usually dependent on one or more factors, such as age , time of service and remuneration. In this type of plan, the company has the obligation to honor the commitment assumed, in case the fund does not have enough assets to pay, to all employees, the benefits related to the services provided in the current and previous years linked to this type of plan. .

The liability recognized in the Balance Sheet, in relation to the defined benefit plans, is the present value of the defined benefit obligation at the balance sheet date, less the fair value of the plan assets. The defined benefit obligation is calculated annually by independent actuaries, using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting estimated future cash outflows. The interest rates used in this discount are consistent with market securities, which are denominated in the currency in which the benefits will be paid and which have maturity terms close to those of the respective pension plan obligation.

Actuarial gains and losses are substantially the result of adjustments, changes in actuarial assumptions and income from plan assets, and are debited or credited to other comprehensive income.

Past service costs are immediately recognized in the income statement when a plan change occurs.

With respect to defined contribution plans, the company pays contributions on a mandatory, contractual or voluntary basis. The company has no additional payment obligations after the contribution is made. Contributions are recognized as an employee benefit expense, when due. Contributions made in advance are recognized as assets to the extent that a cash refund or a reduction in future payments is available.

Other post-employment obligations

Some of the company's companies offer post-retirement health care benefits to their employees, in addition to life insurance for active and inactive employees. The right to these benefits is generally subjected to the employee remaining in the job until retirement age and the completion of a minimum period of service, or his disability as an active employee.

The expected costs of these benefits are accumulated during the period of employment, using the same accounting methodology that is used for defined benefit pension plans. Actuarial gains and losses, arising from adjustments based on experience and changes in actuarial assumptions, are debited or credited to other comprehensive income over the expected remaining service period of employees. These obligations are assessed annually by qualified independent actuaries.

Termination Benefits

Termination benefits are payable when the employment relationship is terminated by Eletrobras Companies before the normal retirement date, or whenever an employee accepts voluntary dismissal in exchange for these benefits. Eletrobras Companies recognize termination benefits on the first of the following dates: (i) when Eletrobras Companies are no longer able to withdraw the offer of these benefits; and (ii) when the entity recognizes restructuring costs that are within the scope of IAS 37 and involve the payment of termination benefits. In the case of an offer made to encourage voluntary dismissal, termination benefits are measured based on the number of employees who are expected to accept the offer. Benefits that expire after 12 months from the balance sheet date are discounted to present value.